Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 1,124,352	$ 817,764	$ 887,138
Cost of goods sold and services rendered	(854,965)	(611,946)	(671,173)
Initial recognition and changes in fair value of biological assets and agricultural produce	227,740	122,729	68,589
Changes in net realizable value of agricultural produce after harvest	(12,879)	7,005	1,825
Margin on manufacturing and agricultural activities before operating expenses	484,248	335,552	286,379
General and administrative expenses	(69,794)	(53,428)	(57,202)
Selling expenses	(117,662)	(95,058)	(106,972)
Other operating (expense)/ income, net	(18,768)	1,987	(822)
Profit from operations	278,024	189,053	121,383
Depreciation and amortization	(168,928)	(141,872)	(174,439)
Net (loss) / gain from Fair value adjustment of investment property	(4,331)	1,077	(325)
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	26,629	(4,711)	(4,416)
Cost of goods sold and services rendered	(20,903)	3,829	4,014
Initial recognition and changes in fair value of biological assets and agricultural produce	16,542	(2,013)	(1,706)
Changes in net realizable value of agricultural produce after harvest	(1,221)	(71)	283
Margin on manufacturing and agricultural activities before operating expenses	21,047	(2,966)	(1,825)
General and administrative expenses	(4,159)	710	595
Selling expenses	(4,815)	808	656
Other operating (expense)/ income, net	(650)	(46)	315
Profit from operations	11,423	(1,494)	(259)
Depreciation and amortization	(2,309)	416	139
Net (loss) / gain from Fair value adjustment of investment property	(447)	(3)	602
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,097,723	822,475	891,554
Cost of goods sold and services rendered	(834,062)	(615,775)	(675,187)
Initial recognition and changes in fair value of biological assets and agricultural produce	211,198	124,742	70,295
Changes in net realizable value of agricultural produce after harvest	(11,658)	7,076	1,542
Margin on manufacturing and agricultural activities before operating expenses	463,201	338,518	288,204
General and administrative expenses	(65,635)	(54,138)	(57,797)
Selling expenses	(112,847)	(95,866)	(107,628)
Other operating (expense)/ income, net	(18,118)	2,033	(1,137)
Profit from operations	266,601	190,547	121,642
Depreciation and amortization	(166,619)	(142,288)	(174,578)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	1,080	(927)
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	535,713	411,016	359,771
Cost of goods sold and services rendered	(465,561)	(344,878)	(314,621)
Initial recognition and changes in fair value of biological assets and agricultural produce	122,539	74,394	57,185
Changes in net realizable value of agricultural produce after harvest	(10,163)	7,076	1,542
Margin on manufacturing and agricultural activities before operating expenses	182,528	147,608	103,877
General and administrative expenses	(24,052)	(18,877)	(16,553)
Selling expenses	(59,595)	(46,476)	(40,347)
Other operating (expense)/ income, net	(7,444)	(11,235)	(3,592)
Profit from operations	91,437	71,020	43,385
Depreciation and amortization	(21,900)	(18,896)	(16,901)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	1,080	(927)
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	240,730	168,461	166,446
Cost of goods sold and services rendered	(213,231)	(149,250)	(156,510)
Initial recognition and changes in fair value of biological assets and agricultural produce	73,990	40,104	29,741
Changes in net realizable value of agricultural produce after harvest	(11,384)	7,007	1,825
Margin on manufacturing and agricultural activities before operating expenses	90,105	67,061	41,502
General and administrative expenses	(11,100)	(6,694)	(5,533)
Selling expenses	(23,419)	(17,998)	(12,724)
Other operating (expense)/ income, net	(3,723)	(12,853)	(2,508)
Profit from operations	51,863	29,516	20,737
Depreciation and amortization	(7,135)	(5,286)	(4,799)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	11,836	(1,653)	(2,492)
Cost of goods sold and services rendered	(10,083)	1,495	2,687
Initial recognition and changes in fair value of biological assets and agricultural produce	8,286	(934)	(549)
Changes in net realizable value of agricultural produce after harvest	(1,221)	(71)	283
Margin on manufacturing and agricultural activities before operating expenses	8,818	(1,163)	(71)
General and administrative expenses	(827)	122	(87)
Selling expenses	(1,494)	267	128
Other operating (expense)/ income, net	(185)	(7)	(225)
Profit from operations	6,312	(781)	(255)
Depreciation and amortization	(634)	111	(137)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	228,894	170,114	168,938
Cost of goods sold and services rendered	(203,148)	(150,745)	(159,197)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,704	41,038	30,290
Changes in net realizable value of agricultural produce after harvest	(10,163)	7,078	1,542
Margin on manufacturing and agricultural activities before operating expenses	81,287	67,485	41,573
General and administrative expenses	(10,273)	(6,816)	(5,446)
Selling expenses	(21,925)	(18,265)	(12,852)
Other operating (expense)/ income, net	(3,538)	(12,846)	(2,283)
Profit from operations	45,551	29,558	20,992
Depreciation and amortization	(6,501)	(5,397)	(4,662)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	134,869	101,862	101,156
Cost of goods sold and services rendered	(112,045)	(73,830)	(73,951)
Initial recognition and changes in fair value of biological assets and agricultural produce	43,834	18,677	12,215
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	66,658	46,709	39,420
General and administrative expenses	(9,760)	(6,899)	(6,605)
Selling expenses	(18,108)	(13,923)	(20,574)
Other operating (expense)/ income, net	285	713	267
Profit from operations	39,075	26,600	12,508
Depreciation and amortization	(8,894)	(6,505)	(6,823)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	4,343	(1,024)	(1,006)
Cost of goods sold and services rendered	(2,336)	565	529
Initial recognition and changes in fair value of biological assets and agricultural produce	6,715	(772)	(979)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	8,722	(1,231)	(1,456)
General and administrative expenses	(869)	146	147
Selling expenses	(1,490)	247	498
Other operating (expense)/ income, net	46	(18)	(15)
Profit from operations	6,409	(856)	(826)
Depreciation and amortization	(814)	147	171
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	130,526	102,886	102,162
Cost of goods sold and services rendered	(109,709)	(74,395)	(74,480)
Initial recognition and changes in fair value of biological assets and agricultural produce	37,119	19,449	13,194
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	57,936	47,940	40,876
General and administrative expenses	(8,891)	(7,045)	(6,752)
Selling expenses	(16,618)	(14,170)	(21,072)
Other operating (expense)/ income, net	239	731	282
Profit from operations	32,666	27,456	13,334
Depreciation and amortization	(8,080)	(6,652)	(6,994)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	183,054	133,474	83,822
Cost of goods sold and services rendered	(158,077)	(116,007)	(76,694)
Initial recognition and changes in fair value of biological assets and agricultural produce	19,895	12,344	13,510
Changes in net realizable value of agricultural produce after harvest	0	(2)	0
Margin on manufacturing and agricultural activities before operating expenses	44,872	29,809	20,638
General and administrative expenses	(5,256)	(4,788)	(4,098)
Selling expenses	(22,572)	(13,540)	(6,234)
Other operating (expense)/ income, net	(170)	(186)	(703)
Profit from operations	16,874	11,295	9,603
Depreciation and amortization	(7,941)	(6,568)	(4,966)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	10,251	(1,997)	(945)
Cost of goods sold and services rendered	(8,339)	1,747	838
Initial recognition and changes in fair value of biological assets and agricultural produce	1,559	(294)	(231)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	3,471	(544)	(338)
General and administrative expenses	(541)	108	90
Selling expenses	(1,793)	284	18
Other operating (expense)/ income, net	(20)	3	(68)
Profit from operations	1,117	(149)	(298)
Depreciation and amortization	(797)	141	98
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	172,803	135,471	84,767
Cost of goods sold and services rendered	(149,738)	(117,754)	(77,532)
Initial recognition and changes in fair value of biological assets and agricultural produce	18,336	12,638	13,741
Changes in net realizable value of agricultural produce after harvest	0	(2)	0
Margin on manufacturing and agricultural activities before operating expenses	41,401	30,353	20,976
General and administrative expenses	(4,715)	(4,896)	(4,188)
Selling expenses	(20,779)	(13,824)	(6,252)
Other operating (expense)/ income, net	(150)	(189)	(635)
Profit from operations	15,757	11,444	9,901
Depreciation and amortization	(7,144)	(6,709)	(5,064)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,689	2,508	3,931
Cost of goods sold and services rendered	(3,111)	(1,962)	(3,452)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,362	1,256	13
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	1,940	1,802	492
General and administrative expenses	(187)	(118)	(150)
Selling expenses	(290)	(214)	(182)
Other operating (expense)/ income, net	(4,465)	1,067	(354)
Profit from operations	(3,002)	2,537	(194)
Depreciation and amortization	(190)	(135)	(177)
Net (loss) / gain from Fair value adjustment of investment property	(4,331)	1,077	(325)
Farming | All other segments | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	199	(37)	27
Cost of goods sold and services rendered	(145)	22	(40)
Initial recognition and changes in fair value of biological assets and agricultural produce	(18)	(13)	53
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	36	(28)	40
General and administrative expenses	(14)	2	17
Selling expenses	(17)	3	(11)
Other operating (expense)/ income, net	(470)	(2)	602
Profit from operations	(465)	(25)	648
Depreciation and amortization	(15)	3	4
Net (loss) / gain from Fair value adjustment of investment property	(447)	(3)	602
Farming | All other segments | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,490	2,545	3,904
Cost of goods sold and services rendered	(2,966)	(1,984)	(3,412)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,380	1,269	(40)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	1,904	1,830	452
General and administrative expenses	(173)	(120)	(167)
Selling expenses	(273)	(217)	(171)
Other operating (expense)/ income, net	(3,995)	1,069	(956)
Profit from operations	(2,537)	2,562	(842)
Depreciation and amortization	(175)	(138)	(181)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	1,080	(927)
Land Transformation
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expenses	0	(4)
Selling expenses	0	0
Other operating (expense)/ income, net	6,613	7,920
Profit from operations	6,613	7,916
Depreciation and amortization	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Land Transformation | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expenses	0	(4)
Selling expenses	0	0
Other operating (expense)/ income, net	0	(14)
Profit from operations	0	(18)
Depreciation and amortization	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating (expense)/ income, net	6,613	7,934	2,504
Profit from operations	6,613	7,934	2,504
Depreciation and amortization	0	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(1,908)	336	428
Selling expenses	(21)	7	23
Other operating (expense)/ income, net	(21)	(8)	21
Profit from operations	(1,950)	335	472
Depreciation and amortization	(49)	14	3
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(22,119)	(19,319)	(19,319)
Selling expenses	(306)	(202)	(165)
Other operating (expense)/ income, net	103	(161)	(175)
Profit from operations	(22,322)	(19,682)	(19,659)
Depreciation and amortization	(738)	(876)	(20)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(24,027)	(18,983)	(18,891)
Selling expenses	(327)	(195)	(142)
Other operating (expense)/ income, net	82	(169)	(154)
Profit from operations	(24,272)	(19,347)	(19,187)
Depreciation and amortization	(787)	(862)	(17)
Net (loss) / gain from Fair value adjustment of investment property	$ 0	$ 0	$ 0